INTANGIBLE ASSETS - Schedule of Finite-Lived Intangible Assets, Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2014
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
IP and Related Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years